Investments in associates and joint ventures (Details) - ARS ($) $ in Millions		12 Months Ended
		Jun. 30, 2019		Jun. 30, 2018
Investments In Associates and Joint Ventures [Abstract]
Beginning of the year		$ 36,507	[1]	$ 17,575
Adjustments of previous years (IFRS 9 and 15)		(107)
Increase in equity interest in associates and joint ventures		488		658
Issuance of capital and contributions		92		196	[2]
Capital reduction		(470)		(513)
Decrease of interest in associate		(5,022)		(526)
Share of loss		(4,889)		(2,444)
Transfer to borrowings to associates	[3]			(330)
Currency translation adjustment		(283)		2,111
Incorporation of deconsolidated subsidiary, net				20,481
Dividends	[2]	(1,202)		(529)
Distribution for associate liquidation				(112)	[4]
Reclassification to held-for-sale				(86)
Others		(79)		26
End of the year	[1]	$ 25,035		$ 36,507

[1]	Includes Ps. (6,058) and Ps. (3,815) reflecting interests in companies with negative equity as of June 30, 2019 and 2018, respectively, which are disclosed in "Provisions" (see Note 18).
[2]	See Note 29.
[3]	Corresponds to a reclassification made at the time of formalizing the loan repayment terms with the associate in the Operations Center in Israel.
[4]	Corresponds to the distribution of the income from Baicom's liquidation.